Consolidated Balance Sheets - USD ($) $ in Millions		Apr. 30, 2018	Apr. 30, 2017
Current Assets
Cash and cash equivalents		$ 192.6	$ 166.8
Trade receivables, less allowance for doubtful accounts		385.6	438.7
Inventories:
Finished products		542.1	562.4
Raw materials		312.3	343.3
Total Inventory		854.4	905.7
Other current assets		122.4	130.6
Total Current Assets		1,555.0	1,641.8
Property, Plant, and Equipment
Land and land improvements		120.1	115.6
Buildings and fixtures		812.6	766.2
Machinery and equipment		2,111.5	1,983.0
Construction in progress		212.1	116.9
Gross Property, Plant, and Equipment		3,256.3	2,981.7
Accumulated depreciation		(1,527.2)	(1,364.2)
Total Property, Plant, and Equipment		1,729.1	1,617.5
Other Noncurrent Assets
Goodwill		5,942.2	6,077.1
Other intangible assets – net		5,916.5	6,149.9
Other noncurrent assets		158.4	153.4
Total Other Noncurrent Assets		12,017.1	12,380.4
Total Assets		15,301.2	15,639.7
Current Liabilities
Accounts payable		512.1	477.2
Accrued compensation		79.8	88.2
Accrued trade marketing and merchandising		101.6	106.0
Dividends payable		88.6	85.1
Current portion of long-term debt	[1]	0.0	499.0
Short-term borrowings		144.0	454.0
Other current liabilities		107.7	123.1
Total Current Liabilities		1,033.8	1,832.6
Noncurrent Liabilities
Long-term debt, less current portion	[1]	4,688.0	4,445.5
Defined benefit pensions		144.1	189.8
Other postretirement benefits		61.9	66.6
Deferred income taxes		1,377.2	2,167.0
Other noncurrent liabilities		105.1	88.0
Total Noncurrent Liabilities		6,376.3	6,956.9
Total Liabilities		7,410.1	8,789.5
Shareholders’ Equity
Serial preferred shares – no par value: Authorized – 6,000,000 shares; outstanding – none		0.0	0.0
Common shares – no par value: Authorized – 300,000,000 shares; outstanding – 113,572,840 at April 30, 2018, and 113,439,553 at April 30, 2017 (net of 32,924,890 and 33,058,177 treasury shares, respectively), at stated value		28.9	28.4
Additional capital		5,739.7	5,724.7
Retained income		2,239.2	1,240.5
Accumulated other comprehensive income (loss)		(116.7)	(143.4)
Total Shareholders’ Equity		7,891.1	6,850.2
Total Liabilities and Shareholders’ Equity		$ 15,301.2	$ 15,639.7

[1]	Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of terminated interest rate contracts, offering discounts, and capitalized debt issuance costs.